Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 3,484,303	$ 3,477,576	[1]
Fuel surcharge		296,831	425,969	[1]
Total revenue		3,781,134	3,903,545	[1]
Materials and services expenses		2,051,835	2,134,720	[1]
Personnel expenses		888,185	980,785	[1]
Other operating expenses		150,572	156,121	[1]
Depreciation of property and equipment		170,520	168,720	[1]
Depreciation of right-of-use assets		80,496	77,326	[1]
Amortization of intangible assets		48,213	49,701	[1]
Gain on sale of business		(306)
Bargain purchase gain		(4,008)	(8,014)	[1]
Gain on sale of rolling stock and equipment		(7,888)	(15,386)	[1]
Gain on derecognition of right-of-use assets		(1,159)	(1,716)	[1]
Loss (gain) on sale of land and buildings		6	(9)	[1]
Gain on sale of assets held for sale		(11,899)	(21,571)	[1]
Total operating expenses		3,364,567	3,520,677	[1]
Operating income		416,567	382,868	[1]
Finance (income) costs
Finance income		(2,776)	(2,285)	[1]
Finance costs		56,686	64,392	[1]
Net finance costs		53,910	62,107	[1]
Income before income tax		362,657	320,761	[1]
Income tax expense		86,982	76,536	[1]
Net income from continuing operations		275,675	244,225	[1]
Net loss from discontinued operations	[1]		(10,548)
Net income for the year attributable to owners of the Company		$ 275,675	$ 233,677	[1]
Earnings per share attributable to owners of the Company
Basic earnings per share		$ 3.09	$ 2.80	[1]
Diluted earnings per share		3.03	2.74	[1]
Earnings per share from continuing operations attributable to owners of the Company
Basic earnings per share		3.09	2.93	[1]
Diluted earnings per share		$ 3.03	$ 2.86	[1]

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)